Equity and debt investments at fair value through OCI and other short/long-term investments	12 Months Ended
Dec. 31, 2022
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Equity and debt investments at fair value through OCI and other short/long-term investments
Note 4. Equity and debt investments at fair value through OCI and other short/long-term investments
As of December 31, 2021 and 2022, equity investments at fair value through OCI and other short-term investments includes an equity investment in KPN for Ps. 56,087,598 and Ps. 44,371,166, respectively, other short-term investments for Ps. 15,026 in 2021, and an equity investment in Verizon for Ps. 61,600,578 and Ps. 44,056,945, respectively.
The investments in KPN, Verizon and others, are carried at fair value with changes in fair value being recognized through other comprehensive (loss) gain items (equity) in the Company’s consolidated statements of financial position. As of December 31, 2021 and 2022, the Company has recognized in equity changes in fair value of Ps.
4,560,869
and Ps.
(4,707,276)
 respectively, net of deferred taxes.
As of December 31, 2022, the Company has recognized an income associated with the earn-out stipulated in the Verizon’s contract, in accordance with IFRS 9 and 13 and IAS 37, of Ps. 4,271,250, which are included within

“Valuation of derivatives, interest cost from labor obligations, and other financial items, net” in the consolidated statements of comprehensive income.
During the years ended December 31, 2020, 2021 and 2022, the Company received dividends from KPN for an amount of Ps. 2,119,668, Ps. 2,628,600 and Ps. 2,459,637, respectively, also for Verizon for an amount of Ps. 3,696,356 in December 31, 2022, which are included within “Valuation of derivatives, interest cost from labor obligations, and other financial items, net” in the consolidated statements of comprehensive income.
As of December 31, 2021 and 2022 long-term debt instrument at fair value through OCI for Ps. 6,894,757 and Ps. 6,981,149, respectively.